Income Taxes (Details) - Schedule of deferred tax assets or liabilities	Dec. 31, 2020 USD ($)
Schedule of deferred tax assets or liabilities [Abstract]
Start-up/Organization costs	$ 144,482
Net operating loss carryforwards	2,407
Total deferred tax assets	146,888
Valuation allowance	$ (146,888)